Restructured Loans Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	4	1
Pre-Modification Outstanding Recorded Investment	$ 6,850	$ 1,699
Post-Modification Outstanding Recorded Investment	5,602	1,459
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	4	1
Pre-Modification Outstanding Recorded Investment	6,850	1,699
Post-Modification Outstanding Recorded Investment	$ 5,602	$ 1,459